Consolidated Statements Of Cash Flows Supplemental Schedules - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital deficit, net (excluding cash and cash equivalents in the amount of $7,379)	$ (105,392)	$ (10,454)
Property, plant and equipment	200,115	672
Other long-term assets	386,101
Goodwill and other intangible assets	550,115	50,185
Deferred income taxes	(5,633)	(3,543)
Employee benefit liabilities, net	(382,871)	0	$ 0
Long-term liabilities	(126,963)	(11,420)
Non-controlling interest	(11,025)
Estimated net fair value of assets acquired and liabilities assumed	504,447	25,440
Estimated net fair value of assets and liabilities that exited consolidation scope was as follows:
Working capital, net (excluding cash and cash equivalents)	2,514	0	3,098
Other long term liabilities	838	0	1,823
Property, plant and equipment	(1,938)	0	(1,458)
Fair value of investment / interest retained	43,350	0	5,107
Gain from deconsolidation	(41,891)	0	(7,032)
Deconsolidation of subsidiary's cash, net	$ 2,873	$ 0	$ 1,538